Restructuring Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Restructuring expenses consist of the following:

	Restructuring Expenses
	31 March
(Millions of US dollars)	2025	2024
Equipment write-offs, including disposal costs	$30.3	$—
Reclassification of foreign currency translation adjustments	8.3	—
Other exit costs	11.7	—
Asia Pacific Fiber Cement segment	50.3	—
General Corporate	—	20.1
Total	$50.3	$20.1